CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2018	Mar. 31, 2018	Mar. 31, 2017
Stockholders' Deficit
Common stock par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock shares authorized	30,000,000	30,000,000	30,000,000
Common stock issued	17,834,560	17,739,511	8,797,086
Common stock outstanding	17,834,560	17,739,511	8,797,086